Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (102,091)		$ (78,693)	$ (99,368)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,442,136		40,774,197	35,690,636
Basic net income (loss) per share ($ /share)	$ (2.41)	[1]	$ (1.93)	$ (2.78)
Diluted net income (loss) per share ($ /share)	$ (2.41)	[1]	$ (1.93)	$ (2.78)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.